Accounts Receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Recognized bad debt allowance	$ 1,276,858	$ 1,307,965
Balance of accounts receivable	$ 3,585,710